Note 6 - Concentrations - Summary of Concentration Risks -10-Q (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,150	$ 620	$ 4,940	$ 4,391
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 753	$ 344	$ 2,122	$ 1,796
Concentration Risk, Percentage	68.00%	49.00%	43.00%	41.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 156	$ 658	$ 494
Concentration Risk, Percentage	0.00%	22.00%	13.00%	11.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 189
Concentration Risk, Percentage	0.00%	27.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer I [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 188	$ 0	$ 546	$ 8
Concentration Risk, Percentage	17.00%	0.00%	11.00%	0.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer J [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 172	$ 0
Concentration Risk, Percentage	15.00%	0.00%